Goldman Sachs Data Enhanced Emerging Markets Equity ETF Annual Fund Operating Expenses - Goldman Sachs Data Enhanced Emerging Markets Equity ETF - Goldman Sachs Data Enhanced Emerging Markets Equity ETF
	May 15, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.